Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income taxes [Abstract]
Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2019 – 27.0%) to loss before income tax for the following reasons:

	2020	Restated Note 2(h) 2019
	$	$
Loss from continuing operations before tax	(3,383,896)	(330,649)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery from continuing operations	(913,652)	(89,275)
Change in estimates from prior year	(115)	2,984
Foreign exchange	(373)	—
Non-deductible expenses	20,081	34,552
Non-deducible (non-taxable) portion of capital items	20,839	(11,344)
Non-deducible loss on conversion of debt	46,598	—
Goodwill and other impairment items	659,980	—
Tax impact on divestitures	(5,170)	—
Difference in statutory tax rate	17,414	(665)
Effect of change in tax rates	711	3,793
Changes in deferred tax benefits not recognized	70,284	30,046
Income tax recovery from continuing operations	(83,403)	(29,909)

(1)
Excludes tax expense from discontinued operations of $0.5 million (2019 - $1.3 million recovery) and the tax expense from the loss on the sale of the discontinued operation of nil (2019 - nil). These amounts are included in net loss (income) from discontinued operations, net of tax on the statement of comprehensive loss.

Movements in Deferred Tax Assets (Liabilities)
Movements in deferred tax assets (liabilities) at June 30, 2020 and 2019 are comprised of the following:

	As of June 30, 2019	Discontinued operations	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	As of June 30, 2020
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	44,303	(1,358)	82,761	81	—	125,787
Capital losses	—	—	501	—	—	501
Finance costs	11,545	—	(4,087)	—	2,231	9,689
Investment tax credit	728	—	(159)	—	—	569
Property, plant and equipment	13,701	401	(14,102)	—	—	—
Derivatives	37,462	—	(37,042)	—	—	420
Leases	—	—	13,050	25	—	13,075
Others	9,470	—	(9,470)		—	—
Total deferred tax assets	117,209	(957)	31,452	106	2,231	150,041

Deferred tax liabilities
Convertible debenture	(47,089)	—	11,599	—	1,703	(33,787)
Marketable securities	(6,141)	—	4,916	624	601	—
Investment in associates	(4,409)	—	4,409	—	—	—
Derivatives	—	—	—	—	—	—
Intangible assets	(129,562)	—	38,807	(197)	—	(90,952)
Property, plant and equipment	—	—	(7,100)	(18)	—	(7,118)
Inventory	(11,665)	—	(3,007)	—	—	(14,672)
Biological assets	(9,313)	—	2,404	—	—	(6,909)
Others	—	—	(549)	—	—	(549)
Total deferred tax liabilities	(208,179)	—	51,479	409	2,304	(153,987)

Net deferred tax assets (liabilities)	(90,970)	(957)	82,931	515	4,535	(3,946)

Restated (Note 2(h))	As of June 30, 2018	Discontinued operations	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	As of June 30, 2019
	$	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	30,186	739	10,552	2,826	—	—	44,303
Finance costs	7,888	—	4,710	(1,053)	—	—	11,545
Investment tax credit	593	—	—	135	—	—	728
Property, plant and equipment	—	—	7,835	5,866	—	—	13,701
Derivatives	—	—	—	37,462	—	—	37,462
Others	658	(55)	90	8,777	—	—	9,470
Total deferred tax assets	39,325	684	23,187	54,013	—	—	117,209

Deferred tax liabilities
Convertible debenture	(10,905)	—	—	(36,597)	—	413	(47,089)
Marketable securities	(3,799)	—	—	(20,145)	17,803	—	(6,141)
Investment in associates	(10,313)	—	—	5,384	520	—	(4,409)
Derivatives	(15,530)	—	—	15,530	—	—	—
Intangible assets	(44,433)	—	(93,201)	8,072	—	—	(129,562)
Property, plant and equipment	(1,738)	(420)	—	2,158	—	—	—
Inventory	(4,975)	—	(8,456)	1,766	—	—	(11,665)
Biological assets	(3,041)	—	—	(6,272)	—	—	(9,313)
Total deferred tax liabilities	(94,734)	(420)	(101,657)	(30,104)	18,323	413	(208,179)

Net deferred tax assets (liabilities)	(55,409)	264	(78,470)	23,909	18,323	413	(90,970)

Deferred Tax Assets Not Recognized
Deferred tax assets not recognized in respect of deductible temporary differences, unused tax losses, and tax credits are as follows:

	2020	2019
	$	$
Non-capital losses carried forward	220,292	85,484
Investment in associates	33,629	87,704
Capital losses	131,295	—
Fixed assets	154,523	—
Intangible assets	3,668	—
Marketable Securities	23,792	—
Investment tax credits	5,034	—
Derivatives	2,860	—
Capital lease obligations	5,408	—
Other	6,198	—
	586,699	173,188